CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Management & Incentive fees	$ 19,815	$ 21,614
Interest income from investments	933	2,607
Total net revenues	39,738	26,977
Expenses
Employee compensation and benefits	9,514	8,564
Share-based compensation	2,381	1,680
Professional Fees	2,072	1,926
General and administrative expenses	2,517	2,297
Depreciation and amortization	1,296	2,409
Impairment of intangible assets	531	281	$ 1,800
Interest expense	1,957	494
Operating Expenses	29,076	19,663
Other Income (Expense) and Gain (Loss)
Net gain (loss) on investments	271	1,193
Net gain (loss) on liabilities	(364)	(713)
Net other gain (loss)	(4,877)	1,455
Net income (loss)
Income (loss) before income taxes	5,785	8,769
Income Tax Expense (Benefit)	(1,278)	(3,087)	$ 25,239	$ 22,158
Net income (loss)	4,507	5,682
Net Income (Loss) Attributable to Parent	$ 4,505	$ 5,428
Earnings (loss) per share
Earnings Per Share, Basic	$ 0.18	$ 0.21
Earnings (loss) per share, Diluted	$ 0.17	$ 0.20
Weighted-average number of shares outstanding -
Weighted Average Number of Shares Outstanding, Basic	25,355,064	25,279,226
Weighted Average Number of Shares Outstanding, Diluted	25,809,402	26,572,416
Common Stock, Dividends, Per Share, Declared	$ 0.34	$ 0.10
Consolidated Entities
Revenues
Interest income	$ 18,990	$ 2,756
Expenses
Interest expense	8,420	744
Operating Expenses	388	1,268
Other Income (Expense) and Gain (Loss)
Net gain (loss) on investments	2,600	2,797
Net gain (loss) on liabilities	(7,384)	(2,260)
Net Gain (Loss) on other investments and derivatives	0	438
Net income (loss)
Net (income) loss attributable to noncontrolling interest in Consolidated Entities	$ (2)	$ (254)